Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	$ 2,782	$ (1,875)	$ 5,148	$ (1,614)
Depreciation expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	(48)	(47)	(96)	(94)
Interest Expense [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Interest rate swaps	$ 2,830	$ (1,828)	$ 5,244	$ (1,520)